Cover Page	3 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SUNCRETE, INC.
Entity Central Index Key	0002094433
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3272
Entity Tax Identification Number	39-4989597
Entity Address, Address Line One	521 E. 2nd St.
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	355-5700
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Randall Edgar
Entity Address, Address Line One	521 E. 2nd St.
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	355-5700